Schedule I - Investments (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		$ 6,319.8
Amount at which shown at the balance sheet		6,412.4
Privately-held Investments	[1]	475.0	$ 533.0
Other Investments	[2]	209.3	221.3
Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments		112.4	44.8
Other Investments		15.9	12.7
Fair Value, Recurring [Member] | Apollo real estate fund
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other Investments		23.9	$ 25.3
U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		1,473.6
Fair Value		1,448.1
Amount at which shown at the balance sheet		1,448.1
U.S. agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		7.5
Fair Value		7.2
Amount at which shown at the balance sheet		7.2
Municipal
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		136.9
Fair Value		131.2
Amount at which shown at the balance sheet		131.2
Corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		2,229.9
Fair Value		2,130.8
Amount at which shown at the balance sheet		2,130.8
High yield loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		90.8
Fair Value		92.1
Amount at which shown at the balance sheet		92.1
Non-U.S. government-backed corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		115.1
Fair Value		109.0
Amount at which shown at the balance sheet		109.0
Non-U.S government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		315.7
Fair Value		308.6
Amount at which shown at the balance sheet		308.6
Asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		936.0
Fair Value		908.2
Amount at which shown at the balance sheet		908.2
Non-agency commercial mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		6.6
Fair Value		5.8
Amount at which shown at the balance sheet		5.8
Collateralized Mortgage-Backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		544.9
Fair Value		467.3
Amount at which shown at the balance sheet		467.3
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		5,857.0
Fair Value		5,608.3
Amount at which shown at the balance sheet		5,608.3
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		95.7
Fair Value		95.7
Amount at which shown at the balance sheet		95.7
Catastrophe Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		1.6
Fair Value		1.6
Amount at which shown at the balance sheet		1.6
Privately-held investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		509.6
Fair Value		437.1
Amount at which shown at the balance sheet		489.9
Equity Method Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		7.6
Amount at which shown at the balance sheet		7.6
Other investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		169.6
Amount at which shown at the balance sheet		$ 209.3

[1]	Privately-held investments, trading at fair value include related party investments totaling $112.4 million (2022 — $44.8 million). Privately-held investments, available for sale include related party investments totaling $14.9 million (2022 — $Nil).
[2]	Other investments includes related party investments of $23.9 million (2022 — $25.3 million) in Apollo Real Estate Fund and $15.9 million (2022 — $12.7 million) in Apollo Origination Partnership.